1

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2024 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

COMMUNICATION SERVICES – 8.5%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%

AT&T, Inc.	86,612	$1,532,166

EchoStar Corp., Class A*	437	5,852

Frontier Communications Parent, Inc.*,#	2,500	61,575

Iridium Communications, Inc.	1,150	41,699

Verizon Communications, Inc.	50,520	2,139,522

		$3,780,814

ENTERTAINMENT – 1.3%

AMC Entertainment Holdings, Inc., Class A*,#	1,787	7,237

Atlanta Braves Holdings, Inc., Class C*	80	3,225

Electronic Arts, Inc.	3,260	448,511

Liberty Media Corp. - Liberty Formula One, Class C*	2,585	173,841

Liberty Media Corp. - Liberty Formula One, Class A*	105	6,414

Liberty Media Corp. - Liberty Live, Class C*	535	19,939

Liberty Media Corp. - Liberty Live, Class A*	314	11,565

Live Nation Entertainment, Inc.*	1,870	166,150

Madison Square Garden Sports Corp.*	229	42,388

Netflix, Inc.*	5,200	2,933,372

Playtika Holding Corp.*	100	722

ROBLOX Corp., Class A*	5,600	217,336

Roku, Inc.*	1,400	123,284

Spotify Technology SA*	1,720	370,402

Take-Two Interactive Software, Inc.*	2,018	332,829

Walt Disney Co. (The)	22,183	2,130,677

Warner Bros Discovery, Inc.*	27,024	270,780

		$7,258,672

INTERACTIVE MEDIA & SERVICES – 5.5%

Alphabet, Inc., Class A*	71,650	10,038,165

Alphabet, Inc., Class C*	60,630	8,597,334

IAC, Inc.*	950	47,699

Match Group, Inc.*	3,392	130,185

Meta Platforms, Inc., Class A*	26,705	10,418,689

Pinterest, Inc., Class A*	7,243	271,395

TripAdvisor, Inc.*	1,100	23,760

ZoomInfo Technologies, Inc.*	3,500	56,140

		$29,583,367

MEDIA – 0.8%

Cable One, Inc.	90	49,404

Charter Communications, Inc., Class A*	1,252	464,129

Comcast Corp., Class A	48,450	2,254,863

Fox Corp., Class A	3,526	113,890

Fox Corp., Class B	1,550	46,516

GCI Liberty, Inc. Escrow Shares*,(1)	1,461	—

Interpublic Group of Cos., Inc. (The)	4,768	157,296

Liberty Broadband Corp., Class A*	185	14,397

Liberty Broadband Corp., Class C*	1,518	119,087

Description	Number of Shares	Value

Liberty Media Corp. - Liberty SiriusXM*	1,686	$51,187

Liberty Media Corp. - Liberty SiriusXM, Class A*	1,243	37,775

New York Times Co. (The), Class A	1,800	87,408

News Corp., Class A	5,007	123,372

News Corp., Class B#	898	22,962

Nexstar Media Group, Inc.	450	79,969

Omnicom Group, Inc.	2,490	225,046

Sirius XM Holdings, Inc.#	7,240	36,852

Trade Desk, Inc. (The), Class A*	5,200	355,836

Paramount Global, Class B	7,146	104,260

		$4,344,249

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

T-Mobile US, Inc.	6,269	1,010,751

TOTAL COMMUNICATION SERVICES		$45,977,853

CONSUMER DISCRETIONARY – 10.4%

AUTOMOBILE COMPONENTS – 0.1%

Aptiv PLC*	3,150	256,189

BorgWarner, Inc.	3,080	104,412

Gentex Corp.	2,830	93,758

Lear Corp.	700	93,030

QuantumScape Corp.*,#	3,450	23,495

		$570,884

AUTOMOBILES – 1.4%

Ford Motor Co.	47,100	552,012

General Motors Co.	16,550	642,140

Harley-Davidson, Inc.	1,820	59,059

Lucid Group, Inc.*,#	8,850	29,913

Rivian Automotive, Inc., Class A*,#	7,400	113,294

Tesla, Inc.*	33,245	6,226,456

Thor Industries, Inc.	600	67,812

		$7,690,686

BROADLINE RETAIL – 3.3%

Amazon.com, Inc.*	108,650	16,862,480

Coupang, Inc.*	13,400	187,600

eBay, Inc.	6,640	272,705

Etsy, Inc.*	1,600	106,496

Kohl’s Corp.	1,660	42,762

Macy’s, Inc.	3,550	64,929

Nordstrom, Inc.	1,380	25,047

Ollie’s Bargain Outlet Holdings, Inc.*	673	48,409

		$17,610,428

DISTRIBUTORS – 0.1%

Genuine Parts Co.	1,720	241,196

LKQ Corp.	3,268	152,518

Pool Corp.	450	167,062

		$560,776

January 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

DIVERSIFIED CONSUMER SERVICES – 0.1%

ADT, Inc.	2,560	$16,717

Bright Horizons Family Solutions, Inc.*	683	67,105

Grand Canyon Education, Inc.*	400	52,236

H&R Block, Inc.	1,800	84,312

Mister Car Wash, Inc.*,#	750	6,225

Service Corp. International	1,770	118,802

		$345,397

HOTELS, RESTAURANTS & LEISURE – 2.2%

Airbnb, Inc., Class A*	4,850	699,079

Aramark	2,983	86,746

Booking Holdings, Inc.*	430	1,508,212

Boyd Gaming Corp.	750	47,618

Caesars Entertainment, Inc.*	2,410	105,727

Carnival Corp.*	12,100	200,618

Chipotle Mexican Grill, Inc.*	350	843,069

Choice Hotels International, Inc.#	360	43,603

Churchill Downs, Inc.	900	108,873

Darden Restaurants, Inc.	1,450	235,741

Domino’s Pizza, Inc.	400	170,488

DoorDash, Inc., Class A*	3,720	387,624

DraftKings, Inc., Class A*	5,120	199,936

Expedia Group, Inc.*	1,602	237,625

Hilton Worldwide Holdings, Inc.	2,953	563,905

Hyatt Hotels Corp., Class A	500	64,185

Las Vegas Sands Corp.	4,020	196,658

Marriott International, Inc., Class A	2,936	703,847

Marriott Vacations Worldwide Corp.	500	41,945

McDonald’s Corp.	8,849	2,590,279

MGM Resorts International*	3,410	147,892

Norwegian Cruise Line Holdings Ltd.*	4,750	84,550

Penn Entertainment, Inc.*	2,050	46,228

Planet Fitness, Inc., Class A*	1,028	69,657

Restaurant Brands International LP	47	3,708

Royal Caribbean Cruises Ltd.*	2,730	348,075

Starbucks Corp.	13,640	1,268,929

Texas Roadhouse, Inc.	600	75,432

Travel + Leisure Co.	810	32,740

Vail Resorts, Inc.	478	106,116

Wendy’s Co. (The)	2,065	39,400

Wingstop, Inc.	350	98,389

Wyndham Hotels & Resorts, Inc.	960	74,813

Wynn Resorts Ltd.	1,168	110,294

Yum! Brands, Inc.	3,450	446,740

		$11,988,741

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	3,820	545,916

Garmin Ltd.	1,840	219,862

Leggett & Platt, Inc.	1,770	41,082

Lennar Corp., Class A	3,110	466,033

Lennar Corp., Class B	76	10,545

Mohawk Industries, Inc.*	655	68,284

Newell Brands, Inc.	5,269	43,838

NVR, Inc.*	45	318,388

PulteGroup, Inc.	2,590	270,810

Tempur Sealy International, Inc.	2,100	104,769

Description	Number of Shares	Value

Toll Brothers, Inc.	1,200	$119,220

TopBuild Corp.*	350	129,196

Whirlpool Corp.	685	75,021

		$2,412,964

LEISURE PRODUCTS – 0.1%

Brunswick Corp.	950	76,646

Hasbro, Inc.	1,690	82,725

Mattel, Inc.*	4,600	82,294

Peloton Interactive, Inc., Class A*	3,650	20,294

Polaris, Inc.	700	62,972

YETI Holdings, Inc.*	1,050	46,169

		$371,100

SPECIALTY RETAIL – 2.1%

Advance Auto Parts, Inc.	800	53,480

AutoNation, Inc.*	330	46,088

AutoZone, Inc.*	240	662,911

Bath & Body Works, Inc.	2,710	115,609

Best Buy Co., Inc.	2,430	176,151

Burlington Stores, Inc.*	750	143,362

CarMax, Inc.*	2,000	142,360

Dick’s Sporting Goods, Inc.	700	104,349

Five Below, Inc.*	628	112,701

Floor & Decor Holdings, Inc., Class A*	1,210	121,678

GameStop Corp., Class A*,#	3,500	49,805

Gap, Inc. (The)	2,300	42,987

Home Depot, Inc. (The)	12,070	4,260,227

Lithia Motors, Inc.	300	88,455

Lowe’s Cos., Inc.	7,000	1,489,880

Murphy USA, Inc.	250	88,130

O’Reilly Automotive, Inc.*	700	716,135

Penske Automotive Group, Inc.	200	29,674

Petco Health & Wellness Co., Inc.*	1,150	2,749

RH*	190	48,161

Ross Stores, Inc.	4,040	566,731

TJX Cos., Inc. (The)	13,880	1,317,351

Tractor Supply Co.	1,350	303,210

Ulta Beauty, Inc.*	600	301,230

Valvoline, Inc.*	1,850	67,506

Victoria’s Secret & Co.*,#	1,003	26,128

Wayfair, Inc., Class A*	1,048	52,662

Williams-Sonoma, Inc.	760	146,976

		$11,276,686

TEXTILES, APPAREL & LUXURY GOODS – 0.6%

Capri Holdings Ltd.*	1,400	68,236

Carter’s, Inc.	450	34,038

Columbia Sportswear Co.	468	37,094

Crocs, Inc.*	650	65,962

Deckers Outdoor Corp.*	300	226,119

Lululemon Athletica, Inc.*	1,350	612,657

NIKE, Inc., Class B	14,540	1,476,246

PVH Corp.	670	80,574

Ralph Lauren Corp.	535	76,864

Skechers USA, Inc., Class A*	1,493	93,223

Tapestry, Inc.	2,880	111,715

Under Armour, Inc., Class A*	2,678	20,406

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Under Armour, Inc., Class C*	2,150	$15,910

VF Corp.	4,300	70,778

		$2,989,822

TOTAL CONSUMER DISCRETIONARY		$55,817,484

CONSUMER STAPLES – 5.8%

BEVERAGES – 1.4%

Boston Beer Co., Inc. (The), Class A*	100	34,927

Brown-Forman Corp., Class A#	550	31,004

Brown-Forman Corp., Class B	2,525	138,623

Celsius Holdings, Inc.*	1,650	82,335

Coca-Cola Co. (The)	46,850	2,787,106

Constellation Brands, Inc., Class A	1,950	477,906

Keurig Dr. Pepper, Inc.	11,500	361,560

Molson Coors Beverage Co., Class B	2,300	142,117

Monster Beverage Corp.*	9,050	497,931

PepsiCo., Inc.	16,550	2,789,171

		$7,342,680

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.8%

Albertsons Cos., Inc., Class A	4,950	105,039

BJ’s Wholesale Club Holdings, Inc.*	1,700	109,378

Casey’s General Stores, Inc.	435	118,042

Costco Wholesale Corp.	5,350	3,717,608

Dollar General Corp.	2,700	356,589

Dollar Tree, Inc.*	2,562	334,648

Grocery Outlet Holding Corp.*	1,350	33,453

Kroger Co. (The)	7,800	359,892

Performance Food Group Co.*	1,800	130,824

Sysco Corp.	6,100	493,673

Target Corp.	5,560	773,285

U.S. Foods Holding Corp.*	2,700	124,227

Walgreens Boots Alliance, Inc.	8,550	192,974

Walmart, Inc.	17,150	2,834,037

		$9,683,669

FOOD PRODUCTS – 0.8%

Archer-Daniels-Midland Co.	6,250	347,375

Bunge Global SA	1,845	162,526

Campbell Soup Co.	2,300	102,649

Conagra Brands, Inc.	5,600	163,240

Darling Ingredients, Inc.*	2,050	88,765

Flowers Foods, Inc.	1,850	42,180

Freshpet, Inc.*,#	550	47,355

General Mills, Inc.	7,000	454,370

Hershey Co. (The)	1,750	338,695

Hormel Foods Corp.	3,400	103,258

Ingredion, Inc.	800	86,056

J.M. Smucker Co. (The)	1,200	157,860

Kellanova	2,950	161,542

Kraft Heinz Co. (The)	9,350	347,165

Lamb Weston Holdings, Inc.	1,750	179,270

McCormick & Co., Inc.	3,000	204,480

Mondelez International, Inc., Class A	16,400	1,234,428

Pilgrim’s Pride Corp.*	550	14,944

Post Holdings, Inc.*	738	68,538

Tyson Foods, Inc., Class A	3,250	177,970

Description	Number of Shares	Value

WK Kellogg Co.	787	$10,223

		$4,492,889

HOUSEHOLD PRODUCTS – 1.2%

Church & Dwight Co., Inc.	3,050	304,542

Clorox Co. (The)	1,550	225,138

Colgate-Palmolive Co.	10,000	842,000

Kimberly-Clark Corp.	4,050	489,928

Procter & Gamble Co. (The)	28,300	4,447,062

Reynolds Consumer Products, Inc.	350	9,510

Spectrum Brands Holdings, Inc.	400	31,448

		$6,349,628

PERSONAL CARE PRODUCTS – 0.1%

Coty, Inc., Class A*	4,890	59,071

Estee Lauder Cos., Inc. (The), Class A	2,800	369,572

Kenvue, Inc.	21,100	438,036

Olaplex Holdings, Inc.*	1,700	3,825

		$870,504

TOBACCO – 0.5%

Altria Group, Inc.	21,250	852,550

Philip Morris International, Inc.	18,700	1,698,895

		$2,551,445

TOTAL CONSUMER STAPLES		$31,290,815

ENERGY – 3.7%

ENERGY EQUIPMENT & SERVICES – 0.3%

Baker Hughes Co.	12,150	346,275

Halliburton Co.	10,913	389,049

NOV, Inc.	4,398	85,805

Schlumberger NV	16,996	827,705

TechnipFMC PLC	5,000	96,700

		$1,745,534

OIL, GAS & CONSUMABLE FUELS – 3.4%

Antero Midstream Corp.	3,300	40,392

Antero Resources Corp.*	3,200	71,488

APA Corp.	3,590	112,475

Cheniere Energy, Inc.	2,880	472,291

Chesapeake Energy Corp.	1,550	119,520

Chevron Corp.	20,570	3,032,635

ConocoPhillips	14,278	1,597,280

Coterra Energy, Inc.	8,774	218,297

Devon Energy Corp.	7,486	314,562

Diamondback Energy, Inc.	2,197	337,767

DT Midstream, Inc.	1,075	57,717

EOG Resources, Inc.	6,980	794,254

EQT Corp.	4,350	153,990

Exxon Mobil Corp.	48,493	4,985,565

Hess Corp.	3,340	469,370

HF Sinclair Corp.	1,640	92,644

Kinder Morgan, Inc.	24,405	412,933

Marathon Oil Corp.	6,900	157,665

Marathon Petroleum Corp.	4,500	745,200

New Fortress Energy, Inc.	400	13,292

Occidental Petroleum Corp.	8,210	472,650

ONEOK, Inc.	6,260	427,245

January 31, 2024 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Ovintiv, Inc.	2,850	$120,897

Phillips 66	5,390	777,831

Pioneer Natural Resources Co.	2,776	638,008

Range Resources Corp.	2,600	75,504

Southwestern Energy Co.*	12,050	77,722

Targa Resources Corp.	2,550	216,648

Texas Pacific Land Corp.	100	146,133

Valero Energy Corp.	4,070	565,323

Williams Cos., Inc. (The)	14,770	511,928

		$18,229,226

TOTAL ENERGY		$19,974,760

FINANCIALS – 13.7%

BANKS – 3.3%

Bank of America Corp.	83,300	2,833,033

Bank OZK	1,200	54,132

BOK Financial Corp.	270	22,637

Citigroup, Inc.	23,432	1,316,175

Citizens Financial Group, Inc.	5,550	181,485

Columbia Banking System, Inc.	2,348	47,336

Comerica, Inc.	1,730	90,963

Commerce Bancshares, Inc.	1,425	74,271

Cullen/Frost Bankers, Inc.	490	51,999

East West Bancorp, Inc.	1,473	107,249

Fifth Third Bancorp	8,350	285,904

First Citizens BancShares, Inc., Class A	150	226,500

First Hawaiian, Inc.	1,750	37,957

First Horizon Corp.	6,450	91,848

FNB Corp.	4,250	56,015

Huntington Bancshares, Inc.	17,646	224,634

JPMorgan Chase & Co.	34,920	6,088,651

KeyCorp.	11,794	171,367

M&T Bank Corp.§	2,323	320,806

New York Community Bancorp, Inc.	9,633	62,326

NU Holdings Ltd., Class A*	27,600	237,636

Pinnacle Financial Partners, Inc.	1,000	88,380

PNC Financial Services Group, Inc. (The)	4,860	734,881

Popular, Inc.	838	71,607

Prosperity Bancshares, Inc.	923	58,989

Regions Financial Corp.	11,206	209,216

Synovus Financial Corp.	1,744	65,679

Truist Financial Corp.	15,957	591,366

U.S. Bancorp	18,920	785,937

Webster Financial Corp.	2,012	99,554

Wells Fargo & Co.	44,425	2,229,246

Western Alliance Bancorp	1,150	73,554

Wintrust Financial Corp.	800	77,584

Zions Bancorp NA	1,840	77,096

		$17,746,013

CAPITAL MARKETS – 3.2%

Affiliated Managers Group, Inc.	470	69,955

Ameriprise Financial, Inc.	1,240	479,669

Ares Management Corp., Class A	2,000	242,960

Bank of New York Mellon Corp. (The)	9,370	519,660

BlackRock, Inc.	1,810	1,401,501

Blackstone, Inc.	8,620	1,072,759

Description	Number of Shares	Value

Blue Owl Capital, Inc.	6,000	$93,240

Carlyle Group, Inc. (The)	2,700	108,054

Cboe Global Markets, Inc.	1,350	248,197

Charles Schwab Corp. (The)	17,855	1,123,437

CME Group, Inc.	4,400	905,696

Coinbase Global, Inc., Class A*	2,100	269,220

Evercore, Inc., Class A	450	77,279

FactSet Research Systems, Inc.	440	209,405

Franklin Resources, Inc.	3,770	100,395

Goldman Sachs Group, Inc. (The)	3,890	1,493,799

Houlihan Lokey, Inc.	600	71,868

Interactive Brokers Group, Inc., Class A	1,198	106,322

Intercontinental Exchange, Inc.	6,990	890,037

Invesco Ltd.	4,620	73,135

Janus Henderson Group PLC	1,800	51,768

Jefferies Financial Group, Inc.	2,248	91,628

KKR & Co., Inc.	7,984	691,255

Lazard, Inc.	1,250	48,725

LPL Financial Holdings, Inc.	950	227,230

MarketAxess Holdings, Inc.	450	101,479

Moody’s Corp.	1,940	760,558

Morgan Stanley	14,526	1,267,248

Morningstar, Inc.	300	83,790

MSCI, Inc.	920	550,730

Nasdaq, Inc.	4,340	250,722

Northern Trust Corp.	2,480	197,507

Raymond James Financial, Inc.	2,315	255,067

Robinhood Markets, Inc., Class A*	8,000	85,920

S&P Global, Inc.	3,889	1,743,633

SEI Investments Co.	1,340	84,742

State Street Corp.	3,720	274,796

Stifel Financial Corp.	1,300	94,835

T Rowe Price Group, Inc.	2,680	290,646

Tradeweb Markets, Inc., Class A	1,400	133,546

Virtu Financial, Inc., Class A	1,350	22,667

XP, Inc., Class A	4,300	105,694

		$16,970,774

CONSUMER FINANCE – 0.5%

Ally Financial, Inc.	3,463	127,023

American Express Co.	7,040	1,413,210

Capital One Financial Corp.	4,550	615,706

Credit Acceptance Corp.*,#	100	54,107

Discover Financial Services	3,030	319,726

OneMain Holdings, Inc.	1,150	54,740

SLM Corp.	2,860	56,857

SoFi Technologies, Inc.*,#	10,700	83,781

Synchrony Financial	5,150	200,180

		$2,925,330

FINANCIAL SERVICES – 4.3%

Affirm Holdings, Inc.*	2,650	107,352

Apollo Global Management, Inc.	6,226	625,090

Berkshire Hathaway, Inc., Class B*	22,146	8,498,306

Block, Inc.*	6,600	429,066

Equitable Holdings, Inc.	4,443	145,242

Euronet Worldwide, Inc.*	565	56,302

Fidelity National Information Services, Inc.	7,250	451,385

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Fiserv, Inc.*	7,210	$1,022,883

FleetCor Technologies, Inc.*	900	260,937

Global Payments, Inc.	3,113	414,745

Jack Henry & Associates, Inc.	850	140,955

Mastercard, Inc., Class A	10,020	4,501,285

MGIC Investment Corp.	3,600	71,424

NCR Atleos Corp.*	310	6,941

PayPal Holdings, Inc.*	13,215	810,740

Rocket Cos., Inc., Class A*,#	1,500	18,465

Shift4 Payments, Inc., Class A*	550	39,496

Toast, Inc., Class A*	4,600	81,742

UWM Holdings Corp.#	1,900	12,730

Visa, Inc., Class A	19,270	5,265,720

Voya Financial, Inc.	1,330	96,252

Western Union Co. (The)	4,890	61,467

WEX, Inc.*	465	95,041

		$23,213,566

INSURANCE – 2.3%

Aflac, Inc.	7,200	607,248

Allstate Corp. (The)	3,180	493,695

American Financial Group, Inc.	950	114,380

American International Group, Inc.	8,680	603,347

Aon PLC, Class A	2,400	716,232

Arch Capital Group Ltd.*	4,320	356,098

Arthur J. Gallagher & Co.	2,530	587,365

Assurant, Inc.	680	114,206

Assured Guaranty Ltd.	750	60,848

Axis Capital Holdings Ltd.	930	55,354

Brighthouse Financial, Inc.*	800	41,416

Brown & Brown, Inc.	2,940	228,026

Chubb Ltd.	4,897	1,199,765

Cincinnati Financial Corp.	1,906	211,185

CNA Financial Corp.	150	6,611

Everest Group Ltd.	520	200,184

Fidelity National Financial, Inc.	3,191	159,646

First American Financial Corp.	1,178	71,092

Globe Life, Inc.	1,043	128,101

Hanover Insurance Group, Inc. (The)	400	52,804

Hartford Financial Services Group, Inc. (The)	3,590	312,186

Kemper Corp.	778	46,680

Kinsale Capital Group, Inc.	250	99,392

Lincoln National Corp.	2,058	56,492

Loews Corp.	2,300	167,578

Markel Group, Inc.*	180	269,537

Marsh & McLennan Cos., Inc.	5,990	1,161,102

MetLife, Inc.	7,751	537,299

Old Republic International Corp.	2,968	83,223

Primerica, Inc.	473	110,758

Principal Financial Group, Inc.	2,840	224,644

Progressive Corp. (The)	7,080	1,262,010

Prudential Financial, Inc.	4,480	470,086

Reinsurance Group of America, Inc.	790	137,373

RenaissanceRe Holdings Ltd.	578	132,264

RLI Corp.	350	47,730

Ryan Specialty Holdings, Inc.*	1,200	51,984

Travelers Cos., Inc. (The)	2,780	587,581

Unum Group	2,360	114,082

Description	Number of Shares	Value

W.R. Berkley Corp.	2,480	$203,062

White Mountains Insurance Group Ltd.	30	47,279

Willis Towers Watson PLC	1,250	307,875

		$12,437,820

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.1%

AGNC Investment Corp.#	8,385	79,490

Annaly Capital Management, Inc.	6,082	116,714

Starwood Property Trust, Inc.	3,768	76,603

		$272,807

TOTAL FINANCIALS		$73,566,310

HEALTH CARE – 12.6%

BIOTECHNOLOGY – 2.2%

AbbVie, Inc.	21,311	3,503,528

Alnylam Pharmaceuticals, Inc.*	1,500	259,365

Amgen, Inc.	6,464	2,031,377

Apellis Pharmaceuticals, Inc.*	1,250	79,113

Biogen, Inc.*	1,750	431,655

BioMarin Pharmaceutical, Inc.*	2,300	202,584

Exact Sciences Corp.*	2,150	140,610

Exelixis, Inc.*	3,700	80,512

Gilead Sciences, Inc.	15,094	1,181,256

Incyte Corp.*	2,210	129,882

Ionis Pharmaceuticals, Inc.*	1,800	92,502

Karuna Therapeutics, Inc.*	400	125,368

Mirati Therapeutics, Inc.*	550	—

Moderna, Inc.*	4,000	404,200

Natera, Inc.*	1,350	89,019

Neurocrine Biosciences, Inc.*	1,150	160,735

Regeneron Pharmaceuticals, Inc.*	1,250	1,178,475

Sarepta Therapeutics, Inc.*	1,115	132,674

Ultragenyx Pharmaceutical, Inc.*	950	41,905

United Therapeutics Corp.*	540	115,981

Vertex Pharmaceuticals, Inc.*	3,093	1,340,444

		$11,721,185

HEALTH CARE EQUIPMENT & SUPPLIES – 2.5%

Abbott Laboratories	20,945	2,369,927

Align Technology, Inc.*	910	243,261

Baxter International, Inc.	6,330	244,908

Becton Dickinson & Co.	3,484	832,014

Boston Scientific Corp.*	17,600	1,113,376

Cooper Cos., Inc. (The)	600	223,818

DENTSPLY SIRONA, Inc.	2,729	94,833

DexCom, Inc.*	4,650	564,277

Edwards Lifesciences Corp.*	7,366	578,010

Enovis Corp.*	650	38,155

Envista Holdings Corp.*	2,250	52,875

GE HealthCare Technologies, Inc.	4,650	341,124

Globus Medical, Inc., Class A*	1,100	58,069

Hologic, Inc.*	2,940	218,854

ICU Medical, Inc.*	250	22,883

IDEXX Laboratories, Inc.*	980	504,778

Inspire Medical Systems, Inc.*	300	63,261

Insulet Corp.*	800	152,696

Integra LifeSciences Holdings Corp.*	848	34,047

Intuitive Surgical, Inc.*	4,200	1,588,524

January 31, 2024 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Masimo Corp.*	550	$70,917

Medtronic PLC	16,076	1,407,293

Novocure Ltd.*	1,350	18,792

Penumbra, Inc.*	450	113,485

QuidelOrtho Corp.*	668	45,765

ResMed, Inc.	1,720	327,144

Shockwave Medical, Inc.*	450	101,813

STERIS PLC	1,200	262,740

Stryker Corp.	4,300	1,442,564

Tandem Diabetes Care, Inc.*	900	20,520

Teleflex, Inc.	610	148,126

Zimmer Biomet Holdings, Inc.	2,560	321,536

		$13,620,385

HEALTH CARE PROVIDERS & SERVICES – 2.6%

Acadia Healthcare Co., Inc.*	1,150	94,461

agilon health, Inc.*	3,400	20,026

Amedisys, Inc.*	400	37,708

Cardinal Health, Inc.	3,020	329,754

Cencora, Inc.	1,970	458,380

Centene Corp.*	6,380	480,478

Chemed Corp.	200	118,558

Cigna Group (The)	3,542	1,065,965

CVS Health Corp.	15,471	1,150,578

DaVita, Inc.*	738	79,822

Elevance Health, Inc.	2,860	1,411,238

Encompass Health Corp.	1,230	87,379

HCA Healthcare, Inc.	2,400	731,760

Henry Schein, Inc.*	1,720	128,725

Humana, Inc.	1,530	578,432

Laboratory Corp. of America Holdings	1,057	234,971

McKesson Corp.	1,650	824,818

Molina Healthcare, Inc.*	700	249,508

Premier, Inc., Class A	1,150	24,863

Quest Diagnostics, Inc.	1,400	179,802

R1 RCM, Inc.*	1,200	12,288

Tenet Healthcare Corp.*	1,250	103,425

UnitedHealth Group, Inc.	11,220	5,741,723

Universal Health Services, Inc., Class B	730	115,931

		$14,260,593

HEALTH CARE TECHNOLOGY – 0.1%

Certara, Inc.*	1,450	23,432

Doximity, Inc., Class A*	1,550	41,773

Teladoc Health, Inc.*	2,087	40,550

Veeva Systems, Inc., Class A*	1,720	356,745

		$462,500

LIFE SCIENCES TOOLS & SERVICES – 1.5%

10X Genomics, Inc., Class A*	1,240	51,671

Agilent Technologies, Inc.	3,490	454,049

Avantor, Inc.*	8,395	193,001

Azenta, Inc.*	700	45,640

Bio-Rad Laboratories, Inc., Class A*	290	93,058

Bio-Techne Corp.	2,000	140,640

Bruker Corp.	1,250	89,387

Charles River Laboratories International, Inc.*	620	134,094

Danaher Corp.	7,980	1,914,482

Description	Number of Shares	Value

Fortrea Holdings, Inc.*	657	$20,341

ICON PLC*	1,000	260,870

Illumina, Inc.*	1,890	270,289

IQVIA Holdings, Inc.*	2,180	453,941

Maravai LifeSciences Holdings, Inc., Class A*	1,500	8,700

Medpace Holdings, Inc.*	250	72,895

Mettler-Toledo International, Inc.*	270	323,241

QIAGEN NV*	2,668	116,463

Repligen Corp.*	650	123,110

Revvity, Inc.	1,520	162,914

Sotera Health Co.*,#	1,100	16,192

Thermo Fisher Scientific, Inc.	4,670	2,517,036

Waters Corp.*	710	225,574

West Pharmaceutical Services, Inc.	900	335,727

		$8,023,315

PHARMACEUTICALS – 3.7%

Bristol-Myers Squibb Co.	24,626	1,203,473

Catalent, Inc.*	2,150	111,026

Elanco Animal Health, Inc.*	5,800	85,492

Eli Lilly & Co.	10,230	6,604,590

Jazz Pharmaceuticals PLC*	710	87,131

Johnson & Johnson	29,100	4,623,990

Merck & Co., Inc.	30,666	3,703,840

Organon & Co.	3,266	54,379

Perrigo Co. PLC	1,458	46,773

Pfizer, Inc.	68,303	1,849,645

Royalty Pharma PLC, Class A	4,600	130,594

Viatris, Inc.	13,455	158,365

Zoetis, Inc.	5,531	1,038,777

		$19,698,075

TOTAL HEALTH CARE		$67,786,053

INDUSTRIALS – 9.3%

AEROSPACE & DEFENSE – 1.5%

Axon Enterprise, Inc.*	850	211,701

Boeing Co. (The)*	6,690	1,411,858

BWX Technologies, Inc.	1,105	90,035

Curtiss-Wright Corp.	465	103,495

General Dynamics Corp.	2,930	776,421

HEICO Corp.#	550	98,775

HEICO Corp., Class A	952	134,679

Hexcel Corp.	1,000	66,390

Howmet Aerospace, Inc.	4,616	259,696

Huntington Ingalls Industries, Inc.	495	128,165

L3Harris Technologies, Inc.	2,332	486,035

Lockheed Martin Corp.	2,690	1,155,113

Mercury Systems, Inc.*	650	19,279

Northrop Grumman Corp.	1,720	768,427

RTX Corp.	17,454	1,590,409

Spirit AeroSystems Holdings, Inc., Class A*	1,240	34,050

Textron, Inc.	2,453	207,794

TransDigm Group, Inc.	630	688,388

Woodward, Inc.	675	92,995

		$8,323,705

AIR FREIGHT & LOGISTICS – 0.4%

C.H. Robinson Worldwide, Inc.	1,384	116,381

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Expeditors International of Washington, Inc.	1,830	$231,184

FedEx Corp.	2,860	690,089

GXO Logistics, Inc.*	1,500	81,570

United Parcel Service, Inc., Class B	8,730	1,238,787

		$2,358,011

BUILDING PRODUCTS – 0.6%

A.O. Smith Corp.	1,500	116,415

Advanced Drainage Systems, Inc.	700	91,294

Allegion PLC	1,133	140,367

Armstrong World Industries, Inc.	428	42,462

AZEK Co., Inc. (The)*	1,350	52,056

Builders FirstSource, Inc.*	1,450	251,909

Carlisle Cos., Inc.	590	185,413

Carrier Global Corp.	10,300	563,513

Fortune Brands Innovations, Inc.	1,510	117,161

Hayward Holdings, Inc.*	1,350	16,902

Johnson Controls International PLC	8,481	446,864

Lennox International, Inc.	400	171,264

Masco Corp.	2,730	183,702

Owens Corning	1,098	166,380

Trane Technologies PLC	2,750	693,137

Trex Co., Inc.*	1,244	101,361

		$3,340,200

COMMERCIAL SERVICES & SUPPLIES – 0.6%

Cintas Corp.	1,070	646,890

Clean Harbors, Inc.*	650	109,174

Copart, Inc.*	10,350	497,214

Driven Brands Holdings, Inc.*	750	9,833

MSA Safety, Inc.	450	74,264

RB Global, Inc.	2,226	142,397

Republic Services, Inc.	2,490	426,089

Rollins, Inc.	3,050	132,095

Stericycle, Inc.*	1,235	59,280

Tetra Tech, Inc.	600	94,908

Veralto Corp.	2,393	183,519

Vestis Corp.	1,491	31,907

Waste Management, Inc.	4,940	917,012

		$3,324,582

CONSTRUCTION & ENGINEERING – 0.2%

AECOM	1,575	138,899

EMCOR Group, Inc.	550	125,461

MasTec, Inc.*	700	45,969

MDU Resources Group, Inc.	2,500	48,775

Quanta Services, Inc.	1,688	327,556

Valmont Industries, Inc.	260	58,685

WillScot Mobile Mini Holdings Corp.*	2,350	111,155

		$856,500

ELECTRICAL EQUIPMENT – 0.7%

Acuity Brands, Inc.	400	95,264

AMETEK, Inc.	2,810	455,360

ChargePoint Holdings, Inc.*,#	3,350	6,365

Eaton Corp. PLC	4,778	1,175,770

Emerson Electric Co.	6,890	632,020

Generac Holdings, Inc.*	697	79,228

Hubbell, Inc.	640	214,765

Description	Number of Shares	Value

nVent Electric PLC	1,966	$118,039

Plug Power, Inc.*,#	6,950	30,927

Regal Rexnord Corp.	800	106,768

Rockwell Automation, Inc.	1,420	359,658

Sensata Technologies Holding PLC	2,098	75,885

Sunrun, Inc.*	2,400	34,752

Vertiv Holdings Co., Class A	4,100	230,953

		$3,615,754

GROUND TRANSPORTATION – 1.2%

Avis Budget Group, Inc.	250	40,928

CSX Corp.	24,250	865,725

Hertz Global Holdings, Inc.*,#	1,900	15,865

JB Hunt Transport Services, Inc.	980	196,960

Knight-Swift Transportation Holdings, Inc.	2,035	116,768

Landstar System, Inc.	390	74,771

Lyft, Inc., Class A*	4,300	53,707

Norfolk Southern Corp.	2,760	649,262

Old Dominion Freight Line, Inc.	1,200	469,224

Ryder System, Inc.	540	61,328

Saia, Inc.*	340	153,197

Schneider National, Inc., Class B	623	15,276

Uber Technologies, Inc.*	23,850	1,556,690

U-Haul Holding Co.*,#	213	14,113

U-Haul Holding Co.	17	1,086

Union Pacific Corp.	7,370	1,797,764

XPO, Inc.*	1,450	123,888

		$6,206,552

INDUSTRIAL CONGLOMERATES – 0.7%

3M Co.	6,730	634,976

General Electric Co.	13,165	1,743,309

Honeywell International, Inc.	8,050	1,628,193

		$4,006,478

MACHINERY – 1.9%

AGCO Corp.	745	91,136

Allison Transmission Holdings, Inc.	950	57,513

Caterpillar, Inc.	6,150	1,846,906

CNH Industrial NV	11,800	141,600

Crane Co.	500	62,055

Cummins, Inc.	1,730	413,989

Deere & Co.	3,190	1,255,520

Donaldson Co., Inc.	1,410	91,072

Dover Corp.	1,710	256,124

Esab Corp.	649	55,808

Flowserve Corp.	1,448	57,819

Fortive Corp.	4,190	327,574

Gates Industrial Corp. PLC*	1,200	15,456

Graco, Inc.	2,020	172,306

IDEX Corp.	920	194,580

Illinois Tool Works, Inc.	3,600	939,240

Ingersoll Rand, Inc.	4,744	378,856

ITT, Inc.	985	118,968

Lincoln Electric Holdings, Inc.	650	144,443

Middleby Corp. (The)*	600	84,642

Nordson Corp.	700	176,204

Oshkosh Corp.	790	86,979

January 31, 2024 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Otis Worldwide Corp.	4,925	$435,567

PACCAR, Inc.	6,110	613,383

Parker-Hannifin Corp.	1,560	724,620

Pentair PLC	2,064	151,023

RBC Bearings, Inc.*	350	93,989

Snap-on, Inc.	630	182,656

Stanley Black & Decker, Inc.	1,920	179,136

Timken Co. (The)	800	65,528

Toro Co. (The)	1,230	113,750

Westinghouse Air Brake Technologies Corp.	2,215	291,428

Xylem, Inc.	2,910	327,200

		$10,147,070

MARINE TRANSPORTATION – 0.0%**

Kirby Corp.*	800	62,928

PASSENGER AIRLINES – 0.2%

Alaska Air Group, Inc.*	1,625	58,224

American Airlines Group, Inc.*	7,943	113,029

Delta Air Lines, Inc.	7,940	310,772

Southwest Airlines Co.	7,280	217,599

United Airlines Holdings, Inc.*	3,983	164,816

		$864,440

PROFESSIONAL SERVICES – 0.9%

Automatic Data Processing, Inc.	5,030	1,236,273

Booz Allen Hamilton Holding Corp.	1,600	225,232

Broadridge Financial Solutions, Inc.	1,480	302,216

CACI International, Inc., Class A*	253	86,964

Ceridian HCM Holding, Inc.*	1,875	130,350

Clarivate PLC*,#	6,400	57,216

Concentrix Corp.	543	48,256

Dun & Bradstreet Holdings, Inc.	3,100	35,929

Equifax, Inc.	1,460	356,736

FTI Consulting, Inc.*	400	76,644

Genpact Ltd.	2,245	80,596

Jacobs Solutions, Inc.	1,550	208,893

KBR, Inc.	1,650	85,982

Leidos Holdings, Inc.	1,650	182,276

ManpowerGroup, Inc.	510	37,811

Paychex, Inc.	3,920	477,182

Paycom Software, Inc.	650	123,656

Paycor HCM, Inc.*	450	8,744

Paylocity Holding Corp.*	525	83,165

Robert Half, Inc.	1,248	99,266

Science Applications International Corp.	700	89,362

SS&C Technologies Holdings, Inc.	2,600	158,652

TransUnion	2,400	166,056

Verisk Analytics, Inc.	1,750	422,677

		$4,780,134

TRADING COMPANIES & DISTRIBUTORS – 0.4%

Air Lease Corp.	1,100	45,991

Core & Main, Inc., Class A*	1,000	41,310

Fastenal Co.	6,840	466,693

Ferguson PLC	2,450	460,257

MSC Industrial Direct Co., Inc., Class A	590	58,221

SiteOne Landscape Supply, Inc.*	550	85,002

United Rentals, Inc.	820	512,828

Description	Number of Shares	Value

Watsco, Inc.#	400	$156,392

WESCO International, Inc.	500	86,760

WW Grainger, Inc.	540	483,646

		$2,397,100

TOTAL INDUSTRIALS		$50,283,454

INFORMATION TECHNOLOGY – 28.5%

COMMUNICATIONS EQUIPMENT – 0.8%

Arista Networks, Inc.*	3,000	776,040

Ciena Corp.*	1,673	88,669

Cisco Systems, Inc.	49,150	2,466,347

F5, Inc.*	763	140,163

Juniper Networks, Inc.	4,240	156,710

Lumentum Holdings, Inc.*	900	49,446

Motorola Solutions, Inc.	2,030	648,585

Ubiquiti, Inc.#	50	6,287

Viasat, Inc.*	950	21,119

		$4,353,366

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	7,100	717,810

Arrow Electronics, Inc.*	685	76,138

Avnet, Inc.	850	38,505

CDW Corp.	1,640	371,821

Cognex Corp.	2,250	81,315

Coherent Corp.*	1,418	67,412

Corning, Inc.	9,620	312,554

Crane NXT Co.	400	23,312

IPG Photonics Corp.*	400	39,156

Jabil, Inc.	1,508	188,937

Keysight Technologies, Inc.*	2,150	329,509

Littelfuse, Inc.	293	70,876

TD SYNNEX Corp.	543	54,289

Teledyne Technologies, Inc.*	593	248,153

Trimble, Inc.*	2,930	149,020

Vontier Corp.	1,956	67,658

Zebra Technologies Corp., Class A*	600	143,730

		$2,980,195

IT SERVICES – 1.6%

Accenture PLC, Class A	7,650	2,783,682

Akamai Technologies, Inc.*	1,900	234,137

Amdocs Ltd.	1,470	134,770

Cloudflare, Inc., Class A*	3,400	268,770

Cognizant Technology Solutions Corp., Class A	6,160	475,059

DXC Technology Co.*	2,326	50,707

EPAM Systems, Inc.*	650	180,771

Gartner, Inc.*	900	411,696

Globant SA*	500	117,905

GoDaddy, Inc., Class A*	1,700	181,322

International Business Machines Corp.	11,010	2,022,097

Kyndryl Holdings, Inc.*	2,412	49,494

MongoDB, Inc.*	815	326,424

Okta, Inc.*	1,750	144,637

Snowflake, Inc., Class A*	3,830	749,301

Twilio, Inc., Class A*	2,100	147,693

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

VeriSign, Inc.*	1,100	$218,768

		$8,497,233

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.9%

Advanced Micro Devices, Inc.*	19,418	3,256,204

Allegro MicroSystems, Inc.*	750	19,455

Analog Devices, Inc.	6,042	1,162,239

Applied Materials, Inc.	10,080	1,656,144

Broadcom, Inc.	5,208	6,145,440

Cirrus Logic, Inc.*	700	54,040

Enphase Energy, Inc.*	1,550	161,402

Entegris, Inc.	1,800	211,860

First Solar, Inc.*	1,300	190,190

GLOBALFOUNDRIES, Inc.*,#	800	43,984

Intel Corp.	51,120	2,202,250

KLA Corp.	1,650	980,166

Lam Research Corp.	1,580	1,303,769

Lattice Semiconductor Corp.*	1,650	100,419

Marvell Technology, Inc.	10,361	701,440

Microchip Technology, Inc.	6,478	551,796

Micron Technology, Inc.	13,250	1,136,187

MKS Instruments, Inc.	733	78,028

Monolithic Power Systems, Inc.	580	349,578

NVIDIA Corp.	28,745	17,685,936

ON Semiconductor Corp.*	5,178	368,311

Qorvo, Inc.*	1,250	124,675

QUALCOMM, Inc.	13,530	2,009,340

Skyworks Solutions, Inc.	2,000	208,920

Teradyne, Inc.	1,900	183,521

Texas Instruments, Inc.	11,050	1,769,326

Universal Display Corp.	500	84,885

Wolfspeed, Inc.*	1,575	51,266

		$42,790,771

SOFTWARE – 11.3%

Adobe, Inc.*	5,560	3,434,857

Alteryx, Inc., Class A*	850	40,341

ANSYS, Inc.*	1,080	354,056

AppLovin Corp., Class A*	2,600	106,938

Aspen Technology, Inc.*	317	60,861

Atlassian Corp., Class A*	1,800	449,586

Autodesk, Inc.*	2,630	667,520

Bentley Systems, Inc., Class B	2,300	115,920

BILL Holdings, Inc.*	1,300	101,465

Cadence Design Systems, Inc.*	3,260	940,380

CCC Intelligent Solutions Holdings, Inc.*	2,300	25,277

Confluent, Inc., Class A*	2,300	51,428

Crowdstrike Holdings, Inc., Class A*	2,569	751,432

Datadog, Inc., Class A*	3,348	416,625

DocuSign, Inc.*	2,550	155,346

Dolby Laboratories, Inc., Class A	640	53,235

DoubleVerify Holdings, Inc.*	1,350	54,014

Dropbox, Inc., Class A*	3,100	98,208

Dynatrace, Inc.*	2,723	155,211

Elastic NV*	850	99,501

Fair Isaac Corp.*	300	359,649

Five9, Inc.*	893	67,743

Fortinet, Inc.*	7,900	509,471

Description	Number of Shares	Value

Gen Digital, Inc.	6,920	$162,482

Gitlab, Inc., Class A*	750	53,333

Guidewire Software, Inc.*	950	106,096

HubSpot, Inc.*	553	337,883

Informatica, Inc., Class A*	500	15,000

Intuit, Inc.	3,300	2,083,389

Manhattan Associates, Inc.*	773	187,499

Microsoft Corp.	90,019	35,789,754

N-Able, Inc.*	436	5,659

nCino, Inc.*	800	25,184

NCR Voyix Corp.*	220	3,234

Nutanix, Inc., Class A*	2,950	165,790

Oracle Corp.	18,760	2,095,492

Palantir Technologies, Inc., Class A*	23,220	373,610

Palo Alto Networks, Inc.*	3,620	1,225,406

Pegasystems, Inc.	320	15,597

Procore Technologies, Inc.*	1,000	71,390

PTC, Inc.*	1,350	243,877

RingCentral, Inc., Class A*	1,050	35,585

Roper Technologies, Inc.	1,300	698,100

Salesforce, Inc.*	11,466	3,222,978

SentinelOne, Inc., Class A*	2,350	62,980

ServiceNow, Inc.*	2,450	1,875,230

Smartsheet, Inc., Class A*	1,455	65,431

Splunk, Inc.*	1,900	291,403

Synopsys, Inc.*	1,850	986,697

Teradata Corp.*	1,070	49,413

Tyler Technologies, Inc.*	500	211,375

UiPath, Inc., Class A*	4,700	108,006

Unity Software, Inc.*,#	3,610	116,964

Workday, Inc., Class A*	2,400	698,568

Zoom Video Communications, Inc., Class A*	3,128	202,100

Zscaler, Inc.*	1,100	259,237

		$60,913,806

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.3%

Apple, Inc.	178,340	32,885,896

Hewlett Packard Enterprise Co.	15,390	235,313

HP, Inc.	10,640	305,474

NetApp, Inc.	2,503	218,262

Pure Storage, Inc., Class A*	3,495	139,765

Western Digital Corp.*	3,983	228,027

		$34,012,737

TOTAL INFORMATION TECHNOLOGY		$153,548,108

MATERIALS – 2.5%

CHEMICALS – 1.5%

Air Products & Chemicals, Inc.	2,700	690,417

Albemarle Corp.	1,350	154,899

Ashland, Inc.	600	56,172

Axalta Coating Systems Ltd.*	2,710	87,858

Celanese Corp.	1,250	182,862

CF Industries Holdings, Inc.	2,300	173,673

Chemours Co. (The)	1,850	55,815

Corteva, Inc.	8,862	403,044

Dow, Inc.	8,679	465,194

DuPont de Nemours, Inc.	5,562	343,732

January 31, 2024 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Eastman Chemical Co.	1,500	$125,325

Ecolab, Inc.	2,950	584,749

Element Solutions, Inc.	2,550	56,687

FMC Corp.	1,450	81,490

Ginkgo Bioworks Holdings, Inc.*,#	15,500	18,755

Huntsman Corp.	2,150	52,761

International Flavors & Fragrances, Inc.	3,190	257,369

Linde PLC	5,830	2,360,159

LyondellBasell Industries NV, Class A	3,200	301,184

Mosaic Co. (The)	4,165	127,907

NewMarket Corp.	100	55,781

Olin Corp.	1,450	75,501

PPG Industries, Inc.	2,750	387,860

RPM International, Inc.	1,500	159,990

Scotts Miracle-Gro Co. (The)	495	27,849

Sherwin-Williams Co. (The)	2,850	867,483

Westlake Corp.	400	55,340

		$8,209,856

CONSTRUCTION MATERIALS – 0.2%

Eagle Materials, Inc.	400	90,512

Martin Marietta Materials, Inc.	750	381,315

Vulcan Materials Co.	1,550	350,315

		$822,142

CONTAINERS & PACKAGING – 0.3%

Amcor PLC	17,851	168,335

AptarGroup, Inc.	815	105,852

Ardagh Metal Packaging SA	1,850	6,827

Avery Dennison Corp.	1,000	199,450

Ball Corp.	3,700	205,165

Berry Global Group, Inc.	1,393	91,186

Crown Holdings, Inc.	1,218	107,793

Graphic Packaging Holding Co.	4,055	103,443

International Paper Co.	4,350	155,860

Packaging Corp. of America	1,100	182,468

Sealed Air Corp.	1,750	60,462

Silgan Holdings, Inc.	805	36,982

Sonoco Products Co.	1,030	58,607

Westrock Co.	3,050	122,793

		$1,605,223

METALS & MINING – 0.5%

Alcoa Corp.	2,250	66,938

Cleveland-Cliffs, Inc.*	6,000	120,300

Freeport-McMoRan, Inc.	17,200	682,668

MP Materials Corp.*,#	1,150	18,182

Newmont Corp.	13,250	457,257

Nucor Corp.	2,950	551,443

Reliance Steel & Aluminum Co.	700	199,794

Royal Gold, Inc.	758	86,708

Southern Copper Corp.	950	77,995

SSR Mining, Inc.	2,450	23,104

Steel Dynamics, Inc.	1,950	235,345

United States Steel Corp.	2,850	134,007

		$2,653,741

Description	Number of Shares	Value

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	650	$43,258

TOTAL MATERIALS		$13,334,220

REAL ESTATE – 2.7%

DIVERSIFIED REITS – 0.0%**

WP Carey, Inc.	2,700	167,292

HEALTH CARE REITS – 0.2%

Healthcare Realty Trust, Inc.	5,030	81,033

Healthpeak Properties, Inc.	7,130	131,905

Medical Properties Trust, Inc.#	7,200	22,320

Omega Healthcare Investors, Inc.	2,850	82,650

Ventas, Inc.	4,936	228,981

Welltower, Inc.	6,270	542,418

		$1,089,307

HOTEL & RESORT REITS – 0.0%**

Host Hotels & Resorts, Inc.	8,830	169,713

Park Hotels & Resorts, Inc.	2,450	36,946

		$206,659

INDUSTRIAL REITS – 0.4%

Americold Realty Trust, Inc.	3,440	94,600

EastGroup Properties, Inc.	500	88,715

First Industrial Realty Trust, Inc.	1,750	90,160

Prologis, Inc.	11,178	1,416,141

Rexford Industrial Realty, Inc.	2,600	136,734

STAG Industrial, Inc.	2,150	79,421

		$1,905,771

OFFICE REITS – 0.1%

Alexandria Real Estate Equities, Inc.	2,165	261,749

Boston Properties, Inc.	1,900	126,350

Cousins Properties, Inc.	1,833	41,994

Highwoods Properties, Inc.	1,290	29,631

Kilroy Realty Corp.	1,525	54,534

NET Lease Office Properties	183	4,524

Vornado Realty Trust	2,176	59,165

		$577,947

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%

CBRE Group, Inc., Class A*	3,660	315,894

CoStar Group, Inc.*	4,950	413,226

Howard Hughes Holdings, Inc.*	258	20,661

Jones Lang LaSalle, Inc.*	628	111,194

WeWork, Inc., Class A*	41	5

Zillow Group, Inc., Class A*	500	27,545

Zillow Group, Inc., Class C*,#	1,945	110,554

		$999,079

RESIDENTIAL REITS – 0.4%

American Homes 4 Rent, Class A	4,140	145,107

Apartment Income REIT Corp.	1,904	62,242

AvalonBay Communities, Inc.	1,772	317,206

Camden Property Trust	1,320	123,869

Equity LifeStyle Properties, Inc.	2,150	145,533

Equity Residential	4,550	273,864

Essex Property Trust, Inc.	773	180,318

Invitation Homes, Inc.	7,700	253,561

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Mid-America Apartment Communities, Inc.	1,471	$185,905

Sun Communities, Inc.	1,500	188,025

UDR, Inc.	4,280	154,165

		$2,029,795

RETAIL REITS – 0.3%

Agree Realty Corp.	1,050	62,591

Brixmor Property Group, Inc.	3,650	81,906

Federal Realty Investment Trust	1,048	106,613

Kimco Realty Corp.	7,456	150,611

NNN REIT, Inc.	2,315	93,387

Realty Income Corp.	9,699	527,529

Regency Centers Corp.	2,233	139,942

Simon Property Group, Inc.	3,943	546,539

		$1,709,118

SPECIALIZED REITS – 1.1%

American Tower Corp.	5,660	1,107,379

Crown Castle, Inc.	5,340	578,055

CubeSmart	2,933	126,764

Digital Realty Trust, Inc.	3,660	514,084

EPR Properties	1,000	44,270

Equinix, Inc.	1,111	921,874

Extra Space Storage, Inc.	2,562	370,055

Gaming and Leisure Properties, Inc.	3,209	146,491

Iron Mountain, Inc.	3,456	233,349

Lamar Advertising Co., Class A	1,050	109,914

National Storage Affiliates Trust	1,100	41,085

Public Storage	1,910	540,893

Rayonier, Inc.	1,915	58,024

SBA Communications Corp.	1,350	302,211

VICI Properties, Inc.	12,338	371,621

Weyerhaeuser Co.	8,692	284,837

		$5,750,906

TOTAL REAL ESTATE		$14,435,874

UTILITIES – 2.1%

ELECTRIC UTILITIES – 1.3%

Alliant Energy Corp.	3,000	145,980

American Electric Power Co., Inc.	5,900	461,026

Avangrid, Inc.	550	16,709

Constellation Energy Corp.	3,733	455,426

Duke Energy Corp.	8,950	857,678

Edison International	4,300	290,164

Entergy Corp.	2,350	234,436

Evergy, Inc.	2,700	137,079

Eversource Energy	4,000	216,880

Exelon Corp.	11,500	400,315

FirstEnergy Corp.	6,200	227,416

Hawaiian Electric Industries, Inc.	1,100	14,267

IDACORP, Inc.	550	50,919

NextEra Energy, Inc.	23,550	1,380,736

NRG Energy, Inc.	2,750	145,860

OGE Energy Corp.	2,213	73,560

PG&E Corp.	22,900	386,323

Pinnacle West Capital Corp.	1,300	89,570

PPL Corp.	8,950	234,490

Southern Co. (The)	12,550	872,476

Description	Number of Shares	Value

Xcel Energy, Inc.	6,350	$380,175

		$7,071,485

GAS UTILITIES – 0.1%

Atmos Energy Corp.	1,800	205,092

National Fuel Gas Co.	1,150	54,234

UGI Corp.	2,650	58,671

		$317,997

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	8,100	135,108

Brookfield Renewable Corp., Class A	1,250	34,900

Vistra Corp.	4,400	180,532

		$350,540

MULTI-UTILITIES – 0.5%

Ameren Corp.	3,000	208,710

CenterPoint Energy, Inc.	7,200	201,168

CMS Energy Corp.	3,550	202,918

Consolidated Edison, Inc.	4,000	363,600

Dominion Energy, Inc.	9,643	440,878

DTE Energy Co.	2,350	247,737

NiSource, Inc.	4,800	124,656

Public Service Enterprise Group, Inc.	5,600	324,744

Sempra	7,200	515,232

WEC Energy Group, Inc.	3,550	286,698

		$2,916,341

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,450	303,849

Essential Utilities, Inc.	2,900	103,994

		$407,843

TOTAL UTILITIES		$11,064,206

TOTAL COMMON STOCKS (COST $146,366,360)		$537,079,137

PREFERRED STOCK – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**

Brookfield Property Preferred LP 6.25%	400	5,196

TOTAL REAL ESTATE		$5,196

TOTAL PREFERRED STOCK (COST $9,880)		$5,196

RIGHTS – 0.0%**

ABIOMED, Inc. CVR, Expire 12/31/49*,(1)	150	—

Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	6

TOTAL RIGHTS (COST $0)		$6

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	58,694

TOTAL WARRANTS (COST $0)		$58,694

January 31, 2024 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Russell 1000 ETF	1,310	$348,159

iShares Russell 1000 Growth ETF	555	172,361

iShares Russell 1000 Value ETF	1,030	170,310

TOTAL EQUITY FUNDS		$690,830

TOTAL INVESTMENT COMPANIES (COST $643,244)		$690,830

MONEY MARKET FUND – 0.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%^	258,045	258,045

TOTAL MONEY MARKET FUND (COST $258,045)		$258,045

Description	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.3%

REPURCHASE AGREEMENTS – 0.3%

Bank of America Securities, Inc., 5.32%, dated 1/31/24, due 2/01/24, repurchase price $85,583, collateralized by U.S. Government Agency Securities, 1.95% to 7.62%, maturing 1/01/26 to 12/20/73; total market value of $87,281.	$85,570	85,570

Bank of Montreal, 5.31%, dated 1/31/24, due 2/01/24, repurchase price $294,093, collateralized by U.S. Government Agency Securities, 4.00% to 6.00%, maturing 12/01/38 to 2/01/54; total market value of $299,931.	294,050	294,050

BNP Paribas SA, 5.32%, dated 1/31/24, due 2/01/24, repurchase price $294,093, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/15/31 to 10/20/53; total market value of $299,931.	294,050	294,050

Description	Par Value	Value

HSBC Securities USA, Inc., 5.31%, dated 1/31/24, due 2/01/24, repurchase price $294,093, collateralized by U.S. Government Agency Securities, 1.50% to 8.00%, maturing 9/01/28 to 2/01/54; total market value of $299,931.	$294,050	$294,050

Nomura Securities International, Inc., 5.32%, dated 1/31/24, due 2/01/24, repurchase price $294,093, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/06/24 to 5/15/65; total market value of $299,931.	294,050	294,050

TD Securities, Inc., 5.32%, dated 1/31/24, due 2/01/24, repurchase price $294,093, collateralized by U.S. Government Agency Securities, 2.00% to 6.50%, maturing 6/01/50 to 1/01/54; total market value of $299,931.	294,050	294,050

TOTAL REPURCHASE AGREEMENTS (COST $1,555,820)		$1,555,820

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,555,820)		$1,555,820

TOTAL INVESTMENTS – 100.3% (COST $148,833,349)		$539,647,728

COLLATERAL FOR SECURITIES ON LOAN – (0.3%)		(1,555,820)

OTHER ASSETS LESS LIABILITIES – 0.0%**		143,586

TOTAL NET ASSETS – 100.0%		$538,235,494

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$537,079,137	$—	$—(a)	$537,079,137

Preferred Stock	5,196	—	—	5,196

Rights	6	—	—(a)	6

Warrants	58,694	—	—	58,694

Investment Companies	690,830	—	—	690,830

Money Market Fund	258,045	—	—	258,045

Repurchase Agreements	—	1,555,820	—	1,555,820

Total	$538,091,908	$1,555,820	$—	$539,647,728

(a)	Includes internally fair valued securities currently priced at zero ($0).

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (concluded)

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

§	Affiliated company.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

January 31, 2024 (unaudited)